Inventories (Schedule Of Inventory Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory reserves at beginning of year
Impairment charges	1,134	125
Write down of impaired inventories	(152)	(125)
Inventory reserves at end of year	$ 982